PERSONNEL EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PERSONNEL EXPENSES
Salaries, wages and other benefits	¥ 77,202	¥ 70,921	¥ 69,786
Contributions to retirement schemes (Note 37)	8,804	11,822	9,181
Personnel expenses	¥ 86,006	¥ 82,743	¥ 78,967